BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS [Abstract]
Borrowings
Borrowings consist of the following:

	At December 31
In thousands of USD	2024	2023
Promissory note (a)	14,907	22,618
August 2024 convertible senior notes (b)	32,503	-
November 2024 convertible senior notes (c)	160,717	-
Total	208,127	22,618

(a)	Promissory note

(b)	August 2024 convertible senior notes

(c)	November 2024 convertible senior notes

August 2024 Convertible Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Reconcilation of Convertible Senior Notes
The following table reconciles the carrying value of the August 2024 convertible senior notes as of December 31, 2024:
In thousands of USD
Proceeds from issuance of convertible notes	172,500
Less: transaction costs	(6,204)
Less: fair value of embedded derivative (see Note 18)	(112,205)
Carrying value of convertible notes at inception	54,091
Amortized debt discount	2,902
Debt extinguishment	(24,490)
Balance at December 31, 2024	32,503

November 2024 Convertible Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Reconcilation of Convertible Senior Notes
The following table reconciles the carrying value of the November 2024 convertible senior notes for the year ended December 31, 2024:
In thousands of USD
Proceeds from issuance of convertible notes	400,000
Less: transaction costs	(13,214)
Less: fair value of embedded derivative (see Note 18)	(228,298)
Carrying value of convertible notes at inception	158,488
Amortized debt discount	2,229
Balance at December 31, 2024	160,717